UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Plainfield Asset Management LLC
Address: 55 Railroad Avenue
         Greenwich, CT  06830

13F File Number:  28-11712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Fritsch
Title:     General Counsel
Phone:     (203) 302-1715

Signature, Place, and Date of Signing:

      /s/  Thomas Fritsch     Greenwich, CT     August 14, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $208,469 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-11713           Plainfield  Special Situations Master Fund Limited

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARMSTRONG WORLD INDS INC NEW   COM              04247X102     2040    40691 SH       DEFINED 01              40691        0        0
BCE INC                        COM NEW          05534B760     9447   250000 SH       DEFINED 01             250000        0        0
BEAZER HOMES USA INC           COM              07556Q105      508    25000 SH  PUT  DEFINED 01              25000        0        0
CENTEX CORP                    COM              152312104      257    25000 SH  PUT  DEFINED 01              25000        0        0
CONGOLEUM CORP NEW             CL A             207195108       95   100000 SH       DEFINED 01             100000        0        0
CONSTAR INTL INC NEW           COM              21036U107      262    42666 SH       DEFINED 01              42666        0        0
EMPIRE RESORTS INC             NOTE 5.500% 7/3  292052AB3     3508  3500000 PRN      DEFINED 01            3500000        0        0
EMPIRE RESORTS INC             COM              292052107     9632  1325000 SH       DEFINED 01            1325000        0        0
FIRST DATA CORP                COM              319963104    16335   500000 SH       DEFINED 01             500000        0        0
FREIGHTCAR AMER INC            COM              357023100     7176   150000 SH       DEFINED 01             150000        0        0
HARRAHS ENTMT INC              COM              413619107     8526   100000 SH       DEFINED 01             100000        0        0
IMAX CORP                      COM              45245E109      421   100000 SH       DEFINED 01             100000        0        0
IPCS INC                       COM NEW          44980Y305     8467   250000 SH       DEFINED 01             250000        0        0
KAISER ALUMINUM CORP           COM PAR $0.01    483007704     5830   100000 SH       DEFINED 01             100000        0        0
MAGNA ENTMT CORP               NOTE 8.550% 6/1  559211AD9     3434  3500000 PRN      DEFINED 01            3500000        0        0
MTR GAMING GROUP INC           COM              553769100     3850   250000 SH       DEFINED 01             250000        0        0
OWENS CORNING NEW              COM              690742101      336    10000 SH       DEFINED 01              10000        0        0
PEACE ARCH ENTMT GROUP INC     COM              704586304      211   100000 SH       DEFINED 01             100000        0        0
PLAYBOY ENTERPRISES INC        CL A             728117201     3262   297500 SH       DEFINED 01             297500        0        0
REWARDS NETWORK INC            SDCV 3.250%10/1  761557AA5    25071 27252000 PRN      DEFINED 01           27252000        0        0
RIVIERA HLDGS CORP             COM              769627100    39985  1100000 SH       DEFINED 01            1100000        0        0
RYLAND GROUP INC               COM              783764103      217    25000 SH  PUT  DEFINED 01              25000        0        0
SPACEHAB INC                   COM              846243103       97   150000 SH       SOLE                   150000        0        0
SPACEHAB INC                   NOTE 8.000%10/1  846243AC7     6159  6484000 PRN      SOLE                  6484000        0        0
TIME WARNER CABLE INC          CL A             88732J108    32581   831795 SH       DEFINED 01             831795        0        0
TOLL BROTHERS INC              COM              889478103      137    25000 SH  PUT  DEFINED 01              25000        0        0
TOPPS INC                      COM              890786106    19969  1900000 SH       DEFINED 01            1900000        0        0
WARWICK VALLEY TEL CO          COM              936750108      656    50500 SH       DEFINED 01              50500        0        0